Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income / (loss)	$ 1,626	$ (5,573)
Adjustments for non-cash items:
Depreciation and amortization	137,461	129,972
Unrealized foreign exchange (gain) / loss	(3,872)	7,207
Deferred tax (benefit) / expense	(6,191)	8,104
Interest expense, net	(4,962)	(666)
Share-based compensation	22,325	18,123
Other income, net	(9,542)	(14,627)
Impairment expense on goodwill and intangible assets	676	275
Allowance for credit losses and other	19,205	9,241
Loss on disposal of subsidiary and other assets, net	321	0
Non-cash lease expense	4,335	4,501
Movements in working capital:
Accounts receivable, net	(31,131)	(17,648)
Prepaid expenses and other current assets	(3,646)	(7,488)
Accounts payable and other liabilities	(10,909)	(37,174)
Income tax receivable	(2,721)	(24,033)
Net cash flows provided by operating activities	112,975	70,214
Cash flows from investing activities
Purchase of property, plant & equipment	(8,227)	(6,339)
Purchase of merchant portfolios	0	(23,488)
Other intangible asset expenditures	(46,666)	(49,487)
Cash inflow from merchant reserves	6,510	0
Receipts under derivative financial instruments, net	4,949	4,784
Other investing activities	1,626	(478)
Net cash flows used in investing activities	(41,808)	(75,008)
Cash flows from financing activities
Cash settled equity awards	0	(484)
Repurchases of shares withheld for taxes	(5,320)	(6,709)
Purchase of treasury shares	(25,000)	0
Settlement funds - merchants and customers, net	(195,156)	(423,099)
Repurchases of borrowings	(67,928)	(83,635)
Proceeds from loans and borrowings	129,291	55,781
Repayment of loans and borrowings	(73,412)	(55,044)
Proceeds under line of credit	450,000	450,000
Repayments under line of credit	(450,000)	(450,000)
Contingent consideration paid	(8,597)	(7,642)
Net cash provided by financing activities	(246,122)	(520,832)
Effect of foreign exchange rate changes	(31,663)	31,553
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(206,618)	(494,073)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,498,269	2,127,195
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,291,651	1,633,122
Supplemental cash flow disclosures:
Cash paid for interest	77,062	74,884
Cash paid for income taxes, net	21,418	26,353
Cash and cash equivalents	222,382	206,703
Customer accounts and other restricted cash	1,069,269	1,426,419
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,291,651	$ 1,633,122